Shareholders' Equity - Summary of Other Reserves (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of revaluation reserve [Line Items]
Beginning balance	€ 379	€ 669	€ 258
Movement in foreign currency translation and net foreign investment hedging reserves	518	(236)	318
Disposal of a business	(12)	(45)	135
Tax effect	7	3	(12)
Equity movements of joint ventures	(27)	(2)	(33)
Equity movements of associates	85	(9)	3
Ending balance	951	379	669
Foreign currency translation reserve [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	798	1,108	596
Movement in foreign currency translation and net foreign investment hedging reserves	581	(290)	436
Disposal of a business	(5)	(29)	104
Tax effect	7	10	(28)
Ending balance	1,381	798	1,108
Net foreign investment hedging reserve [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	(324)	(371)	(338)
Movement in foreign currency translation and net foreign investment hedging reserves	(63)	54	(116)
Disposal of a business	4	0	67
Tax effect	0	(6)	16
Ending balance	(383)	(324)	(371)
Equity movements of joint ventures and associates [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	(95)	(68)	0
Movement in foreign currency translation and net foreign investment hedging reserves		0	(2)
Disposal of a business	(11)	(15)	(36)
Equity movements of joint ventures	(27)	(2)	(33)
Equity movements of associates	85	(9)	3
Ending balance	€ (48)	€ (95)	€ (68)